Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable - gross	$ 27,182,374	$ 28,094,299
Allowance for doubtful accounts	(2,056,827)	(1,815,665)
Accounts receivable, net	$ 25,125,547	$ 26,278,634